SHARE CAPITAL (Tables)	12 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
SCHEDULE OF ISSUED SHARE CAPITAL
	Number of shares	Amount HK$

Issued and fully paid:

At April 1, 2024, March 31, 2025 and April 1, 2025	10,000,000	78,000

Issue of shares	2,875,000	22,425

At March 31, 2026	12,875,000	100,425

SCHEDULE OF SHARE PREMIUM

Amount HK$

At April 1, 2024, March 31, 2025 and April 1, 2025	5,048,160

Issue of shares in connection with the initial public offering (Note 1)	66,800,175
Issue of underwriter’s warrants (Note 2)	(1,284,075)
Issue of shares in connection with exercise of overallotment options (Note 1)	10,644,075
Listing fee offset against share premium upon completion of initial public offering (Note 1)	(7,525,603)
Loss from extinguishment of financial liabilities with equity (Note 3)	18,720,000

At March 31, 2026	92,402,732

Note:

1.

On January 12, 2026, the “Company entered into an underwriting in connection with issuance and sale by the Company of 2,500,000 ordinary shares, par value US$ 0.001 per share at a price of US$ 4.00 per share, less underwriting discounts and commissions. The IPO closed on January 14, 2026. The Company received net proceeds from the IPO of approximately US$8,566,625 equivalent to HK$66,819,675 after deducting the underwriting discounts and commissions, the non-accountable expense allowance and offering expenses payable to the underwriter and the other service parties amounted to US$1,433,375. (excluding any exercise of the Over-Allotment Option in connection with the IPO).

Pursuant to the Underwriting Agreement, the Underwriters were granted an option for a period of 45 days to purchase from the Company up to an additional 375,000 Ordinary Shares, at the same price per share, to cover over-allotments, if any. On February 12, 2026, the Company issued and sold to the underwriter an additional of 375,000 Ordinary Shares at a price of US$ 4.00 per share, pursuant to the full exercise of the Over-Allotment Option. As a result, the Company received an additional of US$1,365,000 equivalent to HK$10,647,000 after deducting the underwriting discounts, the non-accountable expense allowance and legal fee amounted to US$135,000.

2.

On January 14, 2026, pursuant to the Underwriting Agreement, the Company issued underwriters’ warrant which entitled the holder to purchase up to an aggregate of 62,500 Ordinary Shares (“Underwriters’ Warrants”). Pursuant to the Underwriting Agreement and the IPO Prospectus, the Underwriters’ Warrants may be exercised beginning on September 30, 2026, until September 30, 2029. The initial exercise price of the Underwriters’ Warrants is US$4.00 per share, which represents 100% of the offering price per share in the IPO. The fair value of the warrants on issue date is HK$1,284,075 and the amount is deducted from the share premium.

3.

On December 10, 2021, the Group entered into a debt settlement agreement (the “Agreement”) with a certain creditor to fully extinguish an outstanding financial liability of HK$4,600,000. Pursuant to the terms of the Agreement, the loan and the accrued interests with the amount of HK$6,286,549 will be settled through the issuance of shares by the listed entity GCDT.

In full and final settlement of the obligation, the Group issued 600,000 ordinary shares in December 2021, and the fair value was at US$4.00 per share (equivalent to approximately HK$31.20 per share at the translation rate of US$1.00 to HK$7.80), when the Group consummated its IPO on January 14, 2026, representing a total equity value of US$2,400,000 (equivalent to approximately HK$18,720,000).

In accordance with IFRS 9 Financial Instruments and IFRIC 19, the equity instruments issued were measured at their transaction-date fair value. The excess of the fair value of the ordinary shares issued over the carrying amount of the derecognized financial liability, amounting to HK$12,433,451, has been recognized as a loss on extinguishment of financial liabilities within other incomes/(losses) in the Consolidated Statement of Loss and Comprehensive Loss for the year ended March 31, 2026. The corresponding equity increase was recorded under share premium accounts within the Consolidated Statement of Changes in Equity.

The share premium account is governed by the Companies Law of the Cayman Islands and may be applied by the Company subject to the provisions, if any, of its memorandum and articles of association in paying distributions or dividends to equity shareholders.

No distribution or dividend may be paid to the equity shareholders out of the share premium account.

SCHEDULE OF MOVEMENT AND OUTSTANDING WARRANTS

The table below set forth the movement and outstanding warrants during the years ended March 31, 2026, 2025 and 2024.

	Number of warrants	Weighted Average Exercise Price (US$)

At April 1, 2024, March 31, 2025 and April 1, 2025	-	-
Issued	62,500	4.00
Exercised	-	-
Expired	-	-
At March 31, 2026	62,500	4.00

SCHEDULE OF OUTSTANDING WARRANTS	The Company had the following outstanding warrants as at Mach, 31, 2026.
Number of Warrants Outstanding	Exercise Price	Expiry Date	Weighted Average Remaining Life
	US$

62,500	4.00	09/30/2029	3.5